Long-term Debt (Reconciliation Long Term Debt) (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Bank debt	$ 331.4		$ 388.2
Senior guaranteed notes			1,871.4
Long-term debt	1,970.2		2,259.6	$ 2,905.1
Long-term debt due within one year			221.6
Long-term debt due beyond one year	1,692.1		2,038.0
Bank debt
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	332.3		$ 399.1
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Long-term debt due beyond one year	220.0	$ 1,120
Principal due on maturity	$ 1,473.9